Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Lease Payments under Non-cancelable Leases	Future minimum lease payments under non-cancelable leases in effect are as follows:

Year	Payment
2013	$2,654
2014	1,621
2015	956
2016	612
2017	122
Thereafter	—

Total minimum lease payments	$5,965